13F-HR

02/15/05

0001103804
#ci2ikbo

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian Smith
Title: Chief Financial Officer
Phone: 203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

Brian Smith  February 15, 2004

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total: 1,821,970

FORM 13F INFORMATION TABLE
Expr1	NAME OF ISSUER		TITLE OF CLASS	Cusip		VALUEX($1000)	SHARES/PRN AMT	SH/PRN		PUT/CALL
INVSTMT DISCRETN	OTHER MANAGERS		SOLE
D	Access Pharm WTS 7.10 2/09	WTS		0049929A3	0	75000	SH		SOLE		75000
D	Affiliated Managers Group	COMMON STOCK	008252108		51563	761200	SH		SOLE		761200
D	Alliance Capital Management	COMMON STOCK	01855A101	43755	1041800	SH		SOLE		1041800
D	Alvarion Limited		ADRS STOCKS	M0861T100	1979	149300	SH		SOLE		149300
D	America Movil-ADR Series L	ADRS STOCKS	02364W105	63008	1203600	SH		SOLE		1203600
D	American Tower -CL A	COMMON STOCK	029912201		48379	2629300	SH		SOLE		2629300
D	Anheuser-Busch Cos Inc	COMMON STOCK	035229103		2551	50300	SH		SOLE		50300
D	Apollo Group, Inc.		COMMON STOCK	037604105		59489	737075	SH		SOLE		737075
D	Axonys Warrants 7.25 1/8/09	WTS		054990973		23	212500	SH		SOLE		212500
D	Bed Bath & Beyond		COMMON STOCK	075896100		438	11000	SH		SOLE		11000
D	Career Education Corp.	COMMON STOCK	141665109	238876	5971900	SH		SOLE		5971900
D	Carnival Corp.		COMMON STOCK	143658300	81771	1418900	SH		SOLE		1418900
D	Citigroup Inc		COMMON STOCK	172967101	39714	824300	SH		SOLE		824300
D	Clear Channel Communications	COMMON STOCK	184502102	97368	2907400	SH		SOLE		2907400
D	CMGI Inc.			COMMON STOCK	125750109	3	1463	SH		SOLE		1463
D	Cortex wts 3.25 1/6/09		WTS		220990998	0	650000	SH		SOLE		650000
D	Countrywide Financial Corp.	COMMON STOCK	222372104	104205	2815598	SH		SOLE		2815598
D	Dell Computer Corp.		COMMON STOCK	24702R101	118367	2808900	SH		SOLE		2808900
D	Dollar General		COMMON STOCK	256669102	94746	4561700	SH		SOLE		4561700
D	Dun & Bradstreet Corp	COMMON STOCK	26483E100	30534	511900	SH		SOLE		511900
D	Exxon Mobil Corp.		COMMON STOCK	30231G102	13020	254000	SH		SOLE		254000
D	Federated Department Stores	COMMON STOCK	31410H101	48942	846900	SH		SOLE		846900
D	Home Depot Inc.		COMMON STOCK	437076102	81834	1914700	SH		SOLE		1914700
D	Kohls Corp		COMMON STOCK	500255104	141255	2872800	SH		SOLE		2872800
D	Krispy Kreme Doughnuts Inc	COMMON STOCK	501014104	8607	683100	SH		SOLE		683100
D	Legg Mason Inc		COMMON STOCK	524901105	7326	100000	SH		SOLE		100000
D	News Corp Inc - Class A	COMMON STOCK	65248E104		98378	5272144	SH		SOLE		5272144
D	Nexmed Warrants 4.51 7/2/07	WTS		652903972	0	97222	SH		SOLE		97222
D	NTL Inc.			ADRS STOCKS	62940M104	103581	1419700	SH		SOLE		1419700
D	OCA INC			COMMON STOCK	67083Q101	332	52400	SH		SOLE		52400
D	Omnicare Inc		COMMON STOCK	681904108	10386	300000	SH		SOLE		300000
D	PalmOne Inc.		COMMON STOCK	69713P107	1605	50899	SH		SOLE		50899
D	PalmSource Inc.		COMMON STOCK	697154102	200	15768	SH		SOLE		15768
D	PNC Bank Corp		COMMON STOCK	693475105	562	9800	SH		SOLE		9800
D	PranaWTS8.004/09		ADRS STOCKS	739990968	0	150000	SH		SOLE		150000
D	Spectrasite Inc.		COMMON STOCK	84761M104	10798	186500	SH		SOLE		186500
D	Stericycle			COMMON STOCK	858912108	11870	258345	SH		SOLE		258345
D	Strayer Education Inc.		COMMON STOCK	863236105	46613	424570	SH		SOLE		424570
D	Suntrust Banks Inc		COMMON STOCK	867914103	24949	337700	SH		SOLE		337700
D	Telus Corp.		COMMON STOCK	87971M103	25354	700000	SH		SOLE		700000
D	TJX Holdings		COMMON STOCK	872540109	301	12000	SH		SOLE		12000
D	Vion Warrants 3.25 2/11/09	WTS		927990994	180	125000	SH		SOLE		125000
D	Webster Financial Corp	COMMON STOCK	947890109	8872	175200	SH		SOLE		175200
D	Wellpoint, Inc.		COMMON STOCK	94973V107	89861	781400	SH		SOLE		781400
D	Williams-Sonoma Inc.		COMMON STOCK	969904101	10375	296100	SH		SOLE		296100

S REPORT SUMMARY 45 DATA RECORDS 1,821,970
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.